LOANS PAYABLE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LOANS PAYABLE
9.	LOANS PAYABLE

During the year ended December 31, 2020, the Company received a Canada Emergency Business Account loan of $40,000 to be repaid on or before December 31, 2024. The loan was interest-free until January 18, 2024. In January 2024, the Company repaid the loan principal of $30,000 and received loan forgiveness of $10,000, recorded as gain on settlement of debt.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)